Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Cash and Cash Equivalents [Abstract]
Cash at bank	$ 7,297,328	$ 1,259,242
Total	$ 7,297,328	$ 1,259,242